UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2007

Date of reporting period:	7/31/2006

Item 1	–	Reports to Stockholders

Jennison 20/20 Focus Fund

JULY 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of July 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

September 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison 20/20 Focus Fund informative and useful. To save the Fund the expenses of separate mailings, we have bound a supplement to its Prospectus and Statement of Additional Information together with this semiannual report. The supplement details important changes, but the investment objective and general practices of your Fund remain the same. We instituted the changes to provide additional investment flexibility.

The Fund will now have permission to invest up to 35% of its total assets in foreign securities, although we expect the percentage usually to remain below 10%. As the global economy becomes more integrated, the investment characteristics of some domestic and foreign stocks have converged. There will be times when the Fund’s portfolio managers may find that their objectives are best met by including shares of certain foreign companies.

These changes are the result of an extensive review of the practices of the JennisonDryden fund family, part of our continuing effort to improve. JennisonDryden combines strong teams of research analysts, a culture that leverages their findings, and security selection disciplines that focus on risk controls as well as returns. These traits characterize the JennisonDryden approach, whether a fund’s primary investment discipline is based on fundamental research, quantitative research, or credit and economic research.

We have created a family of funds that you, together with the advice of a financial professional, can comfortably rely upon in investment programs suited to your personal goals and tolerance for risk. We appreciate your confidence in JennisonDryden Mutual Funds, and will continue to work to earn it.

Sincerely,

Judy A. Rice, President

Jennison 20/20 Focus Fund

Jennison 20/20 Focus Fund	1

Jennison 20/20 Focus Fund

Supplement dated September 29, 2006 to Prospectus and Statement of Additional Information dated April 3, 2006

Changes in Investment Policies To become Effective on or about September 29, 2006

At a recent meeting, the Board of Trustees of Jennison 20/20 Focus Fund (the Fund) approved an expansion of certain of the Fund’s investment policies. These changes, which are explained below, will become effective on or about September 29, 2006.

Currently, the Fund normally invests at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that we believe have strong capital appreciation potential. Effective on or about September 29, 2006, this policy will change. To reflect this change, effective on or about September 29, 2006, the indicated sections of the Prospectus and Statement of Additional Information are revised:

Effective on or about September 29, 2006, the section of the Prospectus entitled “Risk/Return Summary—Investment Objectives and Principal Strategies” is revised by deleting the first paragraph in its entirety and substituting the following:

Our investment objective is long-term growth of capital. This means we seek investments whose prices will increase over several years. We normally invest at least 80% of the Fund’s total assets in up to 40 equity and equity-related securities of companies that we believe have strong capital appreciation potential. The Fund’s strategy is to combine the efforts of two portfolio managers, one growth portfolio manager and one value portfolio manager, who are each responsible for selecting the securities within their discipline. The strategy may result in the Fund holding up to 40 stocks in total, consisting of up to 20 growth and 20 value stocks. In a concentrated portfolio such as the Fund, prudent stock selection is especially important. We purchase stocks in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term with limited downside potential in the short term.

Effective on or about September 29, 2006, the section of the Prospectus entitled “How the Fund Invests—Investment Objectives and Policies is revised by deleting the second paragraph in its entirety and substituting the following:

In pursuing our objective, we normally invest at least 80% of the Fund’s total assets in up to 40 equity and equity-related securities of companies that we believe have strong capital appreciation potential. The Fund’s strategy is to combine the efforts of two portfolio managers, one growth portfolio manager and one value portfolio manager, who are each responsible for selecting the

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securities within their discipline. This strategy may result in the Fund holding up to 40 stocks in total, consisting of up to 20 growth and 20 value stocks. In a concentrated portfolio such as the Fund, prudent stock selection is especially important. We purchase stocks in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term with limited downside potential in the short term.

Effective on or about September 29, 2006, the section of Part I of the Statement of Additional Information entitled “Fund Classification, Investment Objectives & Policies” is revised by deleting the second paragraph in its entirety and substituting the following:

The Fund’s investment objective is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 80% of its total assets) in up to 40 equity and equity-related securities of companies that are selected by the Fund’s investment adviser (up to 20 equity-related securities by each of the Fund’s portfolio managers) as having strong capital appreciation potential. While the principal investment policies and strategies for seeking to achieve this objective are described in the Fund’s Prospectus, the Fund may from time to time use certain of the securities, instruments, policies and principal and non-principal strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objective and you could lose money.

The Board also approved an expansion of the Fund’s investment policy with respect to investments in foreign securities. Currently, the Fund may invest up to 20% of total assets in foreign securities, although the Fund usually invests less than 10% of its total assets in foreign securities. Effective on or about September 29, 2006, the policy is revised, and the Fund may invest up to 35% of total assets in foreign securities. ADRs, ADSs or similar receipts and shares traded in U.S. markets are not considered to be foreign securities. To reflect this change, effective on or about September 29, 2006, the indicated sections of the Prospectus and Statement of Additional Information are revised:

The Foreign Securities” table appearing in the section of the Prospectus entitled “How the Fund Invests—Investment Risks” is amended to provide that the Fund may invest in “Foreign Securities (up to 35%; usually less than 10%).”

The section in Part II of the Statement of Additional Information entitled “Investment Risks and Considerations—Foreign Investment Risks” is amended to provide that Jennison 20/20 Focus Fund is permitted to invest up to 35% of its total assets in securities of foreign issuers, including money market instruments and debt and equity securities.

LR0064

Jennison 20/20 Focus Fund	3

Your Fund’s Performance

Fund objective

The investment objective of the Jennison 20/20 Focus Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 7/31/06
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–3.53%	11.17%	37.63%	84.84%
Class B	–3.86	10.45	32.62	73.86
Class C	–3.86	10.44	32.61	73.85
Class R	–3.54	11.03	N/A	37.73
Class Z	–3.37	11.55	39.34	88.40
S&P 500 Index[2]	0.67	5.38	14.93	**
Russell 1000® Index[3]	0.17	5.23	18.48	***
Lipper Multi-Cap Core Funds Avg.[4]	–2.00	4.27	18.89	****

Average Annual Total Returns[5] as of 6/30/06
		One Year	Five Years	Since Inception[1]
Class A		11.71%	5.41%	7.33%
Class B		12.29	5.65	7.27
Class C		16.37	5.82	7.28
Class R		18.07	N/A	17.44
Class Z		18.45	6.88	8.35
S&P 500 Index[2]		8.62	2.49	**
Russell 1000® Index[3]		9.08	3.12	***
Lipper Multi-Cap Core Funds Avg.[4]		9.42	3.12	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 7/1/98; Class R, 6/14/04.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000® Index.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 7/31/06 are 27.61% for Class A, Class B, Class C, and Class Z; and 18.46% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 6/30/06 are 3.02% for Class A, Class B, Class C, and Class Z; and 8.15% for Class R.

***Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 7/31/06 are 32.38% for Class A, Class B, Class C, and Class Z; and 20.11% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 6/30/06 are 3.54% for Class A, Class B, Class C, and Class Z; and 9.08% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 7/31/06 are 47.46% for Class A, Class B, Class C, and Class Z; and 18.71% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/06 are 4.54% for Class A, Class B, Class C, and Class Z; and 8.95% for Class R.

The Fund is in the process of obtaining approval from Lipper to use the Lipper Large-Cap Core Funds category in the above table. For comparison purposes, the Lipper Large-Cap Core Funds cumulative total returns as of 7/31/06 are 20.53% for Class A, B, C, and Z and 14.71% for Class R, the Lipper Large-Cap Core Funds average annual total return as of 6/30/06 of Class A, B, C, and Z was 7.47%, 1.10%, and 2.15% for the 1 year, 5 years, and since inception periods, respectively. For Class R, the Lipper Large-Cap Core Funds average annual total return as of 6/30/06 was 7.47% and 6.72% for the 1 year and since inception periods, respectively. These returns do not include the effect of any sales charges or taxes, which would lower the returns. Since inception returns reflect the average annual total returns from the closest month-end date to the inception date of the Fund’s Class A, B, C, R, and Z shares.

Jennison 20/20 Focus Fund	5

Your Fund’s Performance (continued)

Five Largest Growth Holdings expressed as a percentage of net assets as of 7/31/06
Roche Holding AG, Pharmaceuticals	6.6%
Apple Computer, Inc., Computers & Peripherals	6.3
Google, Inc. (Class A), Internet Software & Services	6.1
Gilead Sciences, Inc., Biotechnology	5.9
UBS AG, Capital Markets	5.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 7/31/06
TXU Corp., Independent Power Producers & Energy Traders	5.7%
Comcast Corp., Media	5.7
Nexen, Inc., Oil, Gas & Consumable Fuels	5.6
Suncor Energy, Inc., Oil, Gas & Consumable Fuels	5.5
Sempra Energy, Multi-Utilities	5.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/06
Oil, Gas & Consumable Fuels	8.7%
Media	7.6
Capital Markets	7.1
Insurance	6.8
Communications Equipment	6.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2006, at the beginning of the period, and held through the six-month period ended July 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison 20/20 Focus Fund	7

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison 20/20 Focus Fund		Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$964.70	1.18%	$5.75
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

Class B	Actual	$1,000.00	$961.40	1.93%	$9.39
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64

Class C	Actual	$1,000.00	$961.40	1.93%	$9.39
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64

Class R	Actual	$1,000.00	$964.60	1.43%	$6.97
	Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15

Class Z	Actual	$1,000.00	$966.30	0.93%	$4.53
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2007 (to reflect the six-month period).

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Portfolio of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS

Aerospace & Defense 5.0%
830,000	Honeywell International, Inc.	$32,121,000
318,000	United Technologies Corp	19,776,420

		51,897,420

Beverages 2.0%
327,700	PepsiCo, Inc.	20,769,626

Biotechnology 2.5%
428,500	Gilead Sciences, Inc.(a)	26,344,180

Building Products 2.5%
683,800	American Standard Co., Inc.	26,415,194

Capital Markets 7.1%
875,700	Bank of New York Co., Inc. (The)	29,432,277
258,300	Merrill Lynch & Co., Inc.	18,809,406
482,400	UBS AG	26,242,560

		74,484,243

Chemicals 2.7%
703,300	E.I. du Pont de Nemours & Co.(b)	27,892,878

Commercial Services & Supplies 2.9%
870,800	Waste Management, Inc.	29,938,104

Communications Equipment 6.3%
1,151,200	Cisco Systems, Inc.(a)	20,548,920
474,000	QUALCOMM, Inc.	16,713,240
1,252,600	Motorola, Inc.	28,509,176

		65,771,336

Computers & Peripherals 2.7%
412,200	Apple Computer, Inc.(a)(b)	28,013,112

Diversified Financial Services 2.1%
358,700	NYSE Group, Inc.(a)(b)	22,307,553

Food & Staples Retailing 5.4%
1,296,900	Kroger Co. (The)	29,737,917
587,800	Wal-Mart Stores, Inc.	26,157,100

		55,895,017

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food Products 5.5%
744,300	Cadbury Schweppes PLC (United Kingdom)(ADR)	$29,221,218
1,302,000	ConAgra Foods, Inc.	27,993,000

		57,214,218

Health Care Providers & Services 1.5%
211,000	WellPoint, Inc.(a)	15,719,500

Independent Power Producers & Energy Traders 3.3%
533,400	TXU Corp.	34,260,282

Insurance 6.8%
751,700	American International Group, Inc.	45,605,639
851,000	Axis Capital Holdings Ltd.	25,155,560

		70,761,199

Internet Software & Services 2.6%
70,200	Google, Inc. (Class A)(a)	27,139,320

Media 7.6%
986,500	Comcast Corp. (Class A)(a)	33,915,870
1,043,100	News Corp. (Class A)	20,069,244
836,200	Walt Disney Co.(b)	24,826,778

		78,811,892

Metals & Mining 2.3%
274,400	Phelps Dodge Corp.	23,966,096

Multiline Retail 2.2%
643,200	Federated Department Stores, Inc.	22,582,752

Multi-Utilities 3.1%
677,900	Sempra Energy	32,715,454

Office Electronics 2.4%
1,758,300	Xerox Corp.(a)	24,774,447

Oil, Gas & Consumable Fuels 8.7%
570,800	Nexen, Inc.	33,517,376
228,200	Occidental Petroleum Corp.	24,588,550
403,900	Suncor Energy, Inc.	32,736,095

		90,842,021

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Pharmaceuticals 4.8%
372,100	Novartis AG (Switzerland)(ADR)	$20,919,462
330,600	Roche Holdings AG (Switzerland)(ADR)	29,399,200

		50,318,662

Semiconductors & Semiconductor Equipment 1.3%
757,200	Marvell Technology Group, Ltd.(a)	14,046,060

Software 2.1%
760,800	Adobe Systems, Inc.(a)	21,690,408

Wireless Telecommunication Services 2.5%
473,100	ALLTEL Corp.	26,100,927

	Total long-term investments (cost $871,448,916)	1,020,671,901

SHORT-TERM INVESTMENTS 7.2%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
75,340,623	(cost $75,340,623; includes $59,341,081 of cash collateral received for securities on loan)(c)(d)	75,340,623

	Total Investments 105.1% (cost $946,789,539; Note 5)	1,096,012,524
	Liabilities in excess of other assets (5.1%)	(53,140,090)

	Net Assets 100.0%	$1,042,872,434

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $57,231,841; cash collateral of $59,341,081 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	11

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2006 were as follows:

Oil, Gas and Consumable Fuels	8.7%
Media	7.6
Affiliated Money Market Mutual Fund (including 5.7% of collateral received for securities on loan)	7.2
Capital Markets	7.1
Insurance	6.8
Communications Equipment	6.3
Food Products	5.5
Food & Staples Retailing	5.4
Aerospace & Defense	5.0
Pharmaceuticals	4.8
Independent Power Producers & Energy Traders	3.3
Multi-Utilities	3.1
Commercial Services & Supplies	2.9
Computers & Peripherals	2.7
Chemicals	2.7
Internet Software & Services	2.6
Building Products	2.5
Biotechnology	2.5
Wireless Telecommunication Services	2.5
Office Electronics	2.4
Metals & Mining	2.3
Multiline Retail	2.2
Diversified Financial Services	2.1
Software	2.1
Beverages	2.0
Health Care Providers & Services	1.5
Semiconductors & Semiconductor Equipment	1.3

105.1
Liabilities in excess of other assets	(5.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JULY 31, 2006	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Statement of Assets and Liabilities

as of July 31, 2006 (Unaudited)

Assets
Investments, at value including securities on loan of $57,231,841:
Unaffiliated investments (cost $871,448,916)	$1,020,671,901
Affiliated investments (cost $75,340,623)	75,340,623
Cash	722,597
Receivable for investments sold	33,487,885
Receivable for Fund shares sold	2,401,397
Dividends and interest receivable	526,942
Foreign tax reclaims receivable	113,921

Total assets	1,133,265,266

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	59,341,081
Payable for investments purchased	26,779,879
Payable for Fund shares reacquired	2,771,768
Management fee payable	653,299
Distribution fee payable	405,921
Transfer agent fee payable	327,421
Accrued expenses and other liabilities	111,056
Deferred trustees’ fees	2,407

Total liabilities	90,392,832

Net Assets	$1,042,872,434

Net assets were comprised of:
Shares of beneficial interest, at par	$72,793
Paid-in capital in excess of par	897,993,204

898,065,997
Accumulated net investment loss	(382,689)
Accumulated net realized loss on investments and foreign currency transactions	(4,033,859)
Net unrealized appreciation on investments	149,222,985

Net assets, July 31, 2006	$1,042,872,434

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($558,542,068 ÷ 38,256,343 shares of beneficial interest issued and outstanding)	$14.60
Maximum sales charge (5.50% of offering price)	.85

Maximum offering price to public	$15.45

Class B
Net asset value, offering price and redemption price per share
($193,374,098 ÷ 14,103,205 shares of beneficial interest issued and outstanding)	$13.71

Class C
Net asset value, offering price and redemption price per share
($152,465,162 ÷ 11,116,557 shares of beneficial interest issued and outstanding)	$13.72

Class R
Net asset value, offering price and redemption price per share
($334,176 ÷ 22,921 shares of beneficial interest issued and outstanding)	$14.58

Class Z
Net asset value, offering price and redemption price per share
($138,156,930 ÷ 9,294,044 shares of beneficial interest issued and outstanding)	$14.87

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	15

Statement of Operations

Six Months Ended July 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $339,115)	$7,844,398
Affiliated dividend income	710,428
Affiliated income from securities loaned, net	150,426
Interest	3,963

Total income	8,709,215

Expenses
Management fee	3,913,466
Distribution fee—Class A	705,550
Distribution fee—Class B	1,048,158
Distribution fee—Class C	712,378
Distribution fee—Class R	674
Transfer agent’s fees and expenses (including affiliated expense of $601,000)	700,000
Reports to shareholders	84,000
Custodian’s fees and expenses	50,000
Registration fees	40,000
Legal fees and expenses	25,000
Trustees’ fees	12,000
Insurance	11,000
Audit fee	8,000
Miscellaneous	6,442

Total expenses	7,316,668

Net investment income	1,392,547

Realized And Unrealized Loss On Investments
Net realized loss on investment transactions	(3,726,793)
Net change in unrealized appreciation on investments	(36,817,152)

Net loss on investments	(40,543,945)

Net Decrease In Net Assets Resulting From Operations	$(39,151,398)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2006	Year Ended January 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$1,392,547	$(2,160,154)
Net realized gain (loss) on investments and foreign currency transactions	(3,726,793)	124,537,724
Net change in unrealized appreciation (depreciation) on investments	(36,817,152)	82,062,907

Net increase (decrease) in net assets resulting from operations	(39,151,398)	204,440,477

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,302,100)	—
Class B	—	—
Class C	—	—
Class R	(542)	—
Class Z	(470,187)	—

	(1,772,829)	—

Distributions from net realized gains:
Class A	(24,373,109)	—
Class B	(8,942,183)	—
Class C	(7,047,192)	—
Class R	(14,140)	—
Class Z	(5,973,982)	—

	(46,350,606)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	234,706,969	387,302,908
Net asset value of shares issued in reinvestment of dividends and distributions	42,357,661	—
Cost of shares reacquired	(185,758,345)	(170,206,888)

Net increase in net assets from Fund share transactions	91,306,285	217,096,020

Total increase	4,031,452	421,536,497

Net Assets
Beginning of period	1,038,840,982	617,304,485

End of period	$1,042,872,434	$1,038,840,982

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	17

Notes to Financial Statements

Jennison 20/20 Focus Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund normally invests at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that are selected by the Fund’s two portfolio managers (up to 20 by each) as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the sale and maturities of foreign fixed income investments, the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Jennison 20/20 Focus Fund	19

Notes to Financial Statements

Cont’d

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, annually.

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Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .75 of 1% of the Fund’s average daily net assets up to and including $1 billion and .70 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended July 31, 2006.

There are two Portfolio Managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In

Jennison 20/20 Focus Fund	21

Notes to Financial Statements

Cont’d

addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended July 31, 2006, PIMS contractually agreed to limit such expenses to .25 of 1% and .50 of 1% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $1,594,800 in front-end sales charges resulting from sales of Class A shares during the six months ended July 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended July 31, 2006, it received approximately $116,000 and $14,300 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is

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allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended July 31, 2006.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended July 31, 2006, the Fund incurred approximately $206,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended July 31, 2006, Prudential Equity Group, LLC earned $7,241 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended July 31, 2006, PIM has been compensated approximately $64,600 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2006, were $616,044,944 and $575,282,202, respectively.

As of July 31, 2006, the Fund had securities on loan with an aggregated market value of $57,231,841. The Fund received $59,341,081 in cash as collateral for securities on

Jennison 20/20 Focus Fund	23

Notes to Financial Statements

Cont’d

loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$947,596,595	$170,221,598	$21,805,669	$148,415,929

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker/dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

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There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended July 31, 2006:
Shares sold	6,895,503	$107,710,668
Shares issued in reinvestment of dividends and distributions	1,631,097	23,194,205
Shares reacquired	(8,650,416)	(135,773,137)

Net increase (decrease) in shares outstanding before conversion	(123,816)	(4,868,264)
Shares issued upon conversion from Class B	2,153,650	32,987,295

Net increase (decrease) in shares outstanding	2,029,834	$28,119,031

Year ended January 31, 2006:
Shares sold	12,805,495	$187,762,634
Shares reacquired	(4,188,553)	(58,758,749)

Net increase (decrease) in shares outstanding before conversion	8,616,942	129,003,885
Shares issued upon conversion from Class B	11,174,932	160,522,560

Net increase (decrease) in shares outstanding	19,791,874	$289,526,445

Class B
Six months ended July 31, 2006:
Shares sold	1,888,475	$27,756,210
Shares issued in reinvestment of dividends and distributions	618,388	8,261,658
Shares reacquired	(1,140,368)	(16,618,083)

Net increase (decrease) in shares outstanding before conversion	1,366,495	19,399,785
Shares reacqired upon conversion into Class A	(2,288,848)	(32,987,295)

Net increase (decrease) in shares outstanding	(922,353)	$(13,587,510)

Year ended January 31, 2006:
Shares sold	2,529,083	$34,106,650
Shares reacquired	(4,039,728)	(51,042,324)

Net increase (decrease) in shares outstanding before conversion	(1,510,645)	(16,935,674)
Shares reacqired upon conversion into Class A	(11,807,346)	(160,522,560)

Net increase (decrease) in shares outstanding	(13,317,991)	$(177,458,234)

Class C
Six months ended July 31, 2006:
Shares sold	3,080,603	$45,389,284
Shares issued in reinvestment of dividends and distributions	433,856	5,800,653
Shares reacquired	(715,715)	(10,378,926)

Net increase (decrease) in shares outstanding	2,798,744	$40,811,011

Year ended January 31, 2006:
Shares sold	3,265,245	$45,894,059
Shares reacquired	(936,427)	(12,133,361)

Net increase (decrease) in shares outstanding	2,328,818	$33,760,698

Jennison 20/20 Focus Fund	25

Notes to Financial Statements

Cont’d

Class R	Shares	Amount
Six months ended July 31, 2006:
Shares sold	41,600	$660,036
Shares issued in reinvestment of dividends and distributions	1,022	14,523
Shares reacquired	(20,364)	(326,615)

Net increase (decrease) in shares outstanding	22,258	$347,944

Year ended January 31, 2006:
Shares sold	431	$6,760
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	431	$6,760

Class Z
Six months ended July 31, 2006:
Shares sold	3,351,923	$53,190,771
Shares issued in reinvestment of dividends and distributions	351,286	5,086,622
Shares reacquired	(1,456,432)	(22,661,584)

Net increase (decrease) in shares outstanding	2,246,777	$35,615,809

Year ended January 31, 2006:
Shares sold	8,521,695	$119,532,805
Shares reacquired	(3,545,416)	(48,272,454)

Net increase (decrease) in shares outstanding	4,976,279	$71,260,351

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Financial Highlights

(Unaudited)

JULY 31, 2006	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended July 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.88

Income (loss) from investment operations
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investments and foreign currencies	(.62)

Total from investment operations	(.58)

Less Dividends and Distributions
Dividends from net investment income	(.04)
Distributions from net realized gains	(.66)

Total dividends and distributions	(.70)

Net asset value, end of period	$14.60

Total Return(a):	(3.53)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$558,542
Average net assets (000)	$569,118
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.18	%(d)
Expenses, excluding distribution and service (12b-1) fees	.93	%(d)
Net investment income (loss)	.48	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover	56	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	During each period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended January 31,
2006	2005	2004(b)	2003(b)	2002(b)

$12.07	$10.93	$8.05	$10.54	$12.06

.01	(.01)	(.01)	(.02)	.02
3.80	1.15	2.89	(2.47)	(1.25)

3.81	1.14	2.88	(2.49)	(1.23)

—	—	—	—	(.29)
—	—	—	—	—

—	—	—	—	(.29)

$15.88	$12.07	$10.93	$8.05	$10.54

31.57%	10.43%	35.78%	(23.62)%	(10.43)%

$575,331	$198,304	$186,861	$147,783	$217,075
$314,392	$188,056	$162,753	$179,093	$225,662

1.28%	1.27%	1.27%	1.31%	1.27%
1.03%	1.02%	1.02%	1.06%	1.02%
.04%	(.08)%	(.08)%	(.23)%	.15%

106%	76%	105%	62%	119%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended July 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.98

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(.59)

Total from investment operations	(.61)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(.66)

Total dividends and distributions	(.66)

Net asset value, end of period	$13.71

Total Return(a):	(3.86)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$193,374
Average net assets (000)	$211,369
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(c)
Expenses, excluding distribution and service (12b-1) fees	.93	%(c)
Net investment loss	(.23	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended January 31,
2006	2005	2004(b)	2003(b)	2002(b)

$11.47	$10.47	$7.77	$10.24	$11.81

(.09)	(.10)	(.07)	(.09)	(.06)
3.60	1.10	2.77	(2.38)	(1.22)

3.51	1.00	2.70	(2.47)	(1.28)

—	—	—	—	(.29)
—	—	—	—	—

—	—	—	—	(.29)

$14.98	$11.47	$10.47	$7.77	$10.24

30.60%	9.55%	34.75%	(24.12)%	(11.09)%

$225,046	$324,971	$360,189	$312,898	$499,275
$283,592	$337,430	$329,735	$401,217	$537,746

2.03%	2.02%	2.02%	2.06%	2.02%
1.03%	1.02%	1.02%	1.06%	1.02%
(.67)%	(.83)%	(.83)%	(.98)%	(.60)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended July 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.98

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(.58)

Total from investment operations	(.60)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(.66)

Total dividends and distributions	(.66)

Net asset value, end of period	$13.72

Total Return(a):	(3.86)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$152,465
Average net assets (000)	$143,656
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(c)
Expenses, excluding distribution and service (12b-1) fees	.93	%(c)
Net investment loss	(.28	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended January 31,
2006	2005	2004(b)	2003(b)	2002(b)

$11.47	$10.47	$7.77	$10.24	$11.81

(.09)	(.10)	(.07)	(.09)	(.06)
3.60	1.10	2.77	(2.38)	(1.22)

3.51	1.00	2.70	(2.47)	(1.28)

—	—	—	—	(.29)
—	—	—	—	—

—	—	—	—	(.29)

$14.98	$11.47	$10.47	$7.77	$10.24

30.60%	9.55%	34.75%	(24.12)%	(11.09)%

$124,608	$68,665	$72,779	$64,473	$100,519
$81,239	$69,292	$67,488	$82,289	$106,235

2.03%	2.02%	2.02%	2.06%	2.02%
1.03%	1.02%	1.02%	1.06%	1.02%
(.70)%	(.83)%	(.83)%	(.98)%	(.60)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended July 31, 2006(b)		Year Ended January 31, 2006	June 14, 2004(a) Through January 31, 2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.86		$12.07	$11.10

Income (loss) from investment operations
Net investment income (loss)	.01		(.03)	—	(d)
Net realized and unrealized gain (loss) on investments and foreign currencies	(.60)		3.82	.97

Total from investment operations	(.59)		3.79	.97

Less Dividends and Distributions
Dividends from net investment income	(.03)		—	—
Distributions from net realized gains	(.66)		—	—

Total dividends and distributions	(.69)		—	—

Net asset value, end of period	$14.58		$15.86	$12.07

Total Return(c):	(3.54)%		31.40%	8.74%
Ratios/Supplemental Data:
Net assets, end of period (000)	$334		$10,511 (h)	$2,800	(h)
Average net assets (000)	$272		$3,472 (h)	$1,847	(h)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.43	%(g)	1.53%	1.52	%(g)
Expenses, excluding distribution and service (12b-1) fees	.93	%(g)	1.03%	1.02	%(g)
Net investment income (loss)	.10	%(g)	(.22)%	—	(f)(g)

(a)	Commencement of investment operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(d)	Less than $.005 per share
(e)	During each period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than .005%.
(g)	Annualized.
(h)	Amount is actual and not rounded.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended July 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.15

Income (loss) from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investments and foreign currencies	(.63)

Total from investment operations	(.57)

Less Dividends and Distributions
Dividends from net investment income	(.05)
Distributions from net realized gains	(.66)

Total dividends and distributions	(.71)

Net asset value, end of period	$14.87

Total Return(a):	(3.37)%
Ratios/Supplemental Data:
Net assets, end of year (000)	$138,157
Average net assets (000)	$131,558
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.93	%(d)
Expenses, excluding distribution and service (12b-1) fees	.93	%(d)
Net investment income	.72	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended January 31,
2006	2005	2004(b)	2003(b)	2002(b)

$12.25	$11.07	$8.13	$10.62	$12.11

.04	.02	.02	— (c)	.04
3.86	1.16	2.92	(2.49)	(1.24)

3.90	1.18	2.94	(2.49)	(1.20)

—	—	—	—	(.29)
—	—	—	—	—

—	—	—	—	(.29)

$16.15	$12.25	$11.07	$8.13	$10.62

31.84%	10.66%	36.16%	(23.45)%	(10.21)%

$113,845	$25,361	$14,584	$27,238	$43,290
$63,511	$17,828	$26,576	$35,371	$42,718

1.03%	1.02%	1.02%	1.06%	1.02%
1.03%	1.02%	1.02%	1.06%	1.02%
.28%	.20%	.18%	.02%	.40%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	37

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Jennison 20/20 Focus Fund (the “Fund”) oversees the management of Jennison 20/20 Focus Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisor for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison 20/20 Focus Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, and five-year periods in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund outperformed against its benchmark index over the same time periods. The Board concluded that the Fund’s performance was satisfactory.

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Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds.

The Fund’s actual management fee of 0.750% ranked in the third quartile in its Peer Group. The Board noted that the Fund’s actual management fee was 1.6 basis points higher than the median management fee. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadvisor, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison 20/20 Focus Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison 20/20 Focus Fund
Share Class	A	B	C	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	JTWRX	PTWZX
CUSIP	476295100	476295209	476295308	476295506	476295407

MF183E2    IFS-A124108    Ed. 09/2006

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.